Provisions	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Provisions

27.	Provisions

(a)	Provisions as of December 31, 2023 and 2024 are as follows:

	2023		2024
Asset retirement obligations	~~W~~	99,927	99,306
Expected loss related to litigation		31,371	114,750
Unused credit commitments		355,591	411,275
Guarantee contracts issued		63,161	104,451
Financial guarantee contracts issued		39,998	87,088
Non-financial guarantee contracts issued		23,163	17,363
Others (*1), (*2), (*3)		819,616	579,114

	~~W~~	1,369,666	1,308,896

(*1)
As of December 31, 2023 and 2024, the Group recognizes a provision of
~~W~~
360,137 million and
~~W~~
317,857 million, respectively, an estimated amount which is highly probable to be paid for customer losses expected due to delays in redemption of Lime CI funds, etc.

(*2)
As of December 31, 2023 and 2024, the Group recognizes a provision of
~~W~~
293,824 million and
~~W~~
25,856 million, respectively for vulnerable groups such as self-employed people, small business owners and institutions supporting vulnerable groups, etc. in accordance with the “Banking financial support plan for people’s livelihood”.

(*3)
As of December 31, 2024, the Group recognizes a provision of
~~W~~
19,086 million for the estimated customer compensation amount related to equity-linked products based on the Hong Kong H-Index (Hang Seng China Enterprises Index).

(b)	Changes in provision for unused credit commitments and financial guarantee contracts issued for the years ended December 31, 2023 and 2024 are as follows:

	2023
	Unused credit commitments				Financial guarantee contracts issued			Total
	12 months expected credit loss		Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset
Beginning balance	~~W~~	175,562	139,998	2,030	48,113	7,687	28	373,418
Transfer (from) to 12 months expected credit loss		65,058	(64,897)	(161)	3,921	(3,921)	—	—
Transfer (from) to life time expected credit loss		(13,466)	13,502	(36)	(7,659)	7,659	—	—
Transfer (from) to impaired financial asset		(609)	(1,953)	2,562	(530)	—	530	—
Provided (reversed)		(20,883)	42,506	15,327	150	70	(14)	37,156
Change in foreign exchange rate		1,025	26	—	294	92	1	1,438
Others (*)		—	—	—	(12,287)	(3,997)	(139)	(16,423)

Ending balance	~~W~~	206,687	129,182	19,722	32,002	7,590	406	395,589

(*)	Others include effects of the provision from the new financial guarantee contracts measured at fair value, and the expired contracts, the change of discount rate and others.

	2024
	Unused credit commitments				Financial guarantee contracts issued			Total
	12 months expected credit loss		Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset
Beginning balance	~~W~~	206,687	129,182	19,722	32,002	7,590	406	395,589
Transfer (from) to 12 months expected credit loss		68,071	(67,931)	(140)	4,968	(4,968)	—	—
Transfer (from) to life time expected credit loss		(11,698)	11,723	(25)	(366)	366	—	—
Transfer (from) to impaired financial asset		(806)	(1,561)	2,367	—	—	—	—
Provided (reversed)		(40,306)	16,043	71,093	(3,783)	(1,139)	2	41,910
Change in foreign exchange rate		5,340	1,347	—	2,316	791	1	9,795
Others (*)		2,127	40	—	45,643	3,656	(397)	51,069

Ending balance	~~W~~	229,415	88,843	93,017	80,780	6,296	12	498,363

(*)	Others include effects of the provision from the new financial guarantee contracts measured at fair value, and the expired contracts, the change of discount rate and others.

(c)	Changes in provisions for the years ended December 31, 2023 and 2024 are as follows:

	2023
	Asset retirement		Litigation	Guarantee	Others	Total
Beginning balance	~~W~~	91,571	29,238	27,583	744,504	892,896
Provision (reversal)		4,771	2,266	(4,856)	516,735	518,916
Provision used		(5,157)	(193)	—	(446,545)	(451,895)
Change in foreign exchange rate		—	—	412	1,127	1,539
Others (*)		8,742	60	24	3,795	12,621

Ending balance	~~W~~	99,927	31,371	23,163	819,616	974,077

	2024
	Asset retirement		Litigation	Guarantee	Others	Total
Beginning balance	~~W~~	99,927	31,371	23,163	819,616	974,077
Provision (reversal)		957	83,862	(8,471)	293,407	369,755
Provision used		(7,282)	(483)	—	(533,232)	(540,997)
Change in foreign exchange rate		—	—	2,412	(483)	1,929
Others (*)		5,704	—	259	(194)	5,769

Ending balance	~~W~~	99,306	114,750	17,363	579,114	810,533

(*)	Others include increase in provisions based on the present value, the effect of changes in discount rate over the period and others.

(d)
Asset retirement obligation liabilities represent the estimated cost to restore the existing leased properties which is discounted to the present value using the appropriate discount rate at the end of the reporting period. Disbursements of such costs are expected to incur at the end of lease contract. Such costs are reasonably estimated using the average lease year and the average restoration expenses. The average lease year is calculated based on the past ten-year historical data of the expired leases. The average restoration expense is calculated based on the actual costs incurred for the past three years using the three-year average inflation rate.

(e)	Allowance for guarantees and acceptances as of December 31, 2023 and 2024 are as follows:

	2023		2024
Outstanding guarantees and acceptances	~~W~~	12,503,445	15,315,381
Contingent guarantees and acceptances		4,337,751	5,068,782
ABS and ABCP purchase commitments		1,533,047	2,123,665
Endorsed bill		44	1,367

	~~W~~	18,374,287	22,509,195

Allowance for loss on guarantees and acceptances	~~W~~	63,161	104,451
Ratio		0.34%	0.46